Operating Segments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of operating segment data

B. Operating segment data

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2022

Sales to external parties	1,737	3,031	2,851	2,376	20	-	10,015
Inter-segment sales	29	282	255	46	3	(615)	-
Total sales	1,766	3,313	3,106	2,422	23	(615)	10,015

Segment operating income (loss)	628	1,822	777	378	(9)	(87)	3,509
Other income not allocated to the segments							7
Operating income							3,516

Financing expenses, net							(113)
Share in earnings of equity-accounted investees							1
Income before income taxes							3,404

Depreciation and amortization	61	166	189	70	3	9	498

Capital expenditures	90	346	259	101	9	17	822

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2021

Sales to external parties	1,601	1,598	2,087	1,644	25	-	6,955
Inter-segment sales	16	178	167	26	3	(390)	-
Total sales	1,617	1,776	2,254	1,670	28	(390)	6,955

Segment operating income (loss)	435	399	294	135	(8)	(61)	1,194
Other income not allocated to the segments							16
Operating income							1,210

Financing expenses, net							(122)
Share in earnings of equity-accounted investees							4
Income before income taxes							1,092

Depreciation amortization and impairment	65	148	207	62	2	-	484

Capital expenditures	74	270	228	74	6	17	669
Capital expenditures as part of business combination	-	-	-	377	-	-	377

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2020

Sales to external parties	1,242	1,091	1,663	1,016	31	-	5,043
Inter-segment sales	13	177	153	17	4	(364)	-
Total sales	1,255	1,268	1,816	1,033	35	(364)	5,043

Segment profit (loss)	303	121	88	17	(5)	(15)	509
Other expenses not allocated to the segments							(307)
Operating income							202

Financing expenses, net							(158)
Share in earnings of equity-accounted investees							5
Income before income taxes							49

Depreciation, amortization and impairment	77	152	204	45	3	98	579

Capital expenditures	84	270	267	54	6	15	696
Capital expenditures as part of business combination	-	-	-	-	26	-	26

Schedule of sales by geographical location of the customers

C. Information based on geographical location

The following table presents the distribution of ICL’s sales by geographical location of the customer:

2022		2021		2020
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

Brazil	2,200	22	1,178	17	447	9
China	1,495	15	1,060	15	806	16
USA	1,457	15	1,091	16	793	16
India	505	5	213	3	194	4
United Kingdom	448	4	386	6	336	7
Germany	417	4	345	5	327	6
Spain	365	4	280	4	243	5
Israel	344	3	291	4	260	5
France	305	3	270	4	238	5
Netherlands	264	3	127	2	95	2
All other	2,215	22	1,714	24	1,304	25
Total	10,015	100	6,955	100	5,043	100

Schedule of sales by geographical location of the customer by operating segments

The following table presents the distribution of the operating segments sales by geographical location of the customer:

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2022
Europe	574	698	881	880	18	(242)	2,809
Asia	664	1,008	817	286	—	(32)	2,743
South America	40	938	496	849	—	(8)	2,315
North America	401	365	654	166	1	(10)	1,577
Rest of the world	87	304	258	241	4	(323)	571
Total	1,766	3,313	3,106	2,422	23	(615)	10,015

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2021
Europe	530	430	611	727	23	(162)	2,159
Asia	597	478	617	206	1	(23)	1,876
South America	64	467	343	436	—	(5)	1,305
North America	363	209	491	127	1	(5)	1,186
Rest of the world	63	192	192	174	3	(195)	429
Total	1,617	1,776	2,254	1,670	28	(390)	6,955

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2020
Europe	458	376	557	561	30	(160)	1,822
Asia	405	412	477	161	1	(24)	1,432
North America	299	84	372	106	2	(4)	859
South America	40	212	210	56	-	(1)	517
Rest of the world	53	184	200	149	2	(175)	413
Total	1,255	1,268	1,816	1,033	35	(364)	5,043

Schedule of sales by geographical location of the assets
For the year ended December 31
2022	2021	2020
$millions	$millions	$millions

Israel	5,611	3,526	2,636
Europe	3,361	2,437	2,014
South America	1,994	1,095	424
Asia	1,123	861	643
North America	1,038	897	757
Other	61	56	48
	13,188	8,872	6,522
Intercompany sales	(3,173)	(1,917)	(1,479)
Total	10,015	6,955	5,043

Schedule of operating income (loss) by geographical location of the assets
For the year ended December 31
2022	2021	2020
$millions	$millions	$millions

Israel	2,668	863	105
Europe	445	7	(50)
Asia	221	179	64
South America	184	95	35
North America	131	71	47
Other	5	4	4
Intercompany eliminations	(138)	(9)	(3)
Total	3,516	1,210	202

Schedule of non-current assets by geographical location of the assets

The following table present the non-current assets by geographical location of the assets (*)
As of December 31
2022	2021
$ millions	$ millions

Israel	4,208	4,079
Europe	1,474	1,505
Asia	461	483
South America	407	391
North America	346	333
Other	4	5
Total	6,900	6,796

(*)	Mainly consist of property, plant and equipment, intangible assets and non-current inventories.